Financial assets at fair value through profit or loss - Summary of exposure to (reverse) repurchase agreements (Details) - EUR (€) € in Millions	Jun. 30, 2021	Dec. 31, 2020
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss	€ 121,402	€ 103,370
Financial liabilities at fair value through profit or loss	87,141	82,781
Reverse repurchase transactions [member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss	74,526	58,175
Repurchase transactions [member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities at fair value through profit or loss	62,781	48,935
Deposits from banks [member] | Repurchase transactions [member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities at fair value through profit or loss	4,666	1,971
Trading liabilities, funds on deposits [member] | Repurchase transactions [member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities at fair value through profit or loss	6,658	5,787
Funds entrusted measured at designated at fair value through profit or loss [member] | Repurchase transactions [member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities at fair value through profit or loss	51,457	41,177
Loans and advances to banks [member] | Reverse repurchase transactions [member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss	4,463	4,869
Loans And Advances To Customers [Member] | Reverse repurchase transactions [member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss	1	624
Trading assets, loans and receivables [member] | Reverse repurchase transactions [member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss	9,939	10,947
Loans and receivables measured mandatorily at fair value through profit or loss [member] | Reverse repurchase transactions [member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss	€ 60,124	€ 41,735